Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Amortized cost	$ 119,469	$ 95,630
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	115,553	91,233
Non-investment grade	688	680
Impaired	141	150
Carrying amount of securities measured at FVOCI subject to impairment	116,382	92,063
Items not subject to impairment	942	828
Carrying amount of securities measured at FVOCI	117,324	92,891
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	77,572	76,035
Non-investment grade	1,150	1,114
Amount before allowance for credit losses	78,722	77,149
Allowance for credit losses	24	22
Amortized cost	78,698	77,127
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	115,552	91,177
Non-investment grade	688	680
Carrying amount of securities measured at FVOCI subject to impairment	116,240	91,857
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	77,572	76,035
Non-investment grade	948	898
Amount before allowance for credit losses	78,520	76,933
Allowance for credit losses	10	8
Amortized cost	78,510	76,925
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	1	56
Carrying amount of securities measured at FVOCI subject to impairment	1	56
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	202	216
Amount before allowance for credit losses	202	216
Allowance for credit losses	14	14
Amortized cost	188	202
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	141	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 141	$ 150